Note 8 - Stockholders' Equity (Tables)	6 Months Ended
Dec. 31, 2013
Note 8 - Stockholders' Equity (Tables) [Line Items]
Schedule of Stock Options Roll Forward [Table Text Block]
	December 31, 2013	June 30, 2013	June 30, 2012
	(unaudited)
Stock options and RSUs outstanding	5,701,989	3,981,895	3,900,171
Shares available for grant under stock option plan	677,097	1,475,191	865,433
Warrants for common stock	3,991,205	3,991,205	3,991,205
	10,370,291	9,448,291	8,756,809

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Options Outstanding							Options exercisable
Exercise Prices				Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted Average Exercise Price per Share	Number of Shares	Weighted Average Exercise Price per Share

$1.00	–	$1.55		3,670,502	4.82	1.25	1,936,826	1.26
$1.56	–	$2.85		1,463,199	4.09	2.18	959,817	2.29
$2.86	–	$9.75		522,288	1.67	7.45	512,016	7.53

			Total outstanding	5,655,989	4.34	$2.06	3,408,659	$2.49
			Options vested and expected to vest	5,237,582	4.16	$2.13
Options Outstanding							Options exercisable
Exercise Prices				Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted Average Exercise Price per Share	Number of Shares	Weighted Average Exercise Price per Share

$1.12	–	$1.55		1,938,616	3.57	1.25	1,658,108	1.26
$1.56	–	$2.85		1,468,991	4.72	2.18	810,196	2.34
$2.86	–	$9.75		528,288	2.16	7.43	513,349	7.54

			Total outstanding	3,935,895	3.81	$2.43	2,981,653	$2.63
			Options vested and expected to vest	3,836,031	3.76	$2.44

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Shares
Non-vested restricted stock at June 30, 2011	20,500
Awarded	86,000
Vested	(60,500)
Forfeited	—
Non-vested restricted stock at June 30, 2012	46,000
Awarded	48,000
Vested	(48,000)
Forfeited	—
Non-vested restricted stock at June 30, 2013	46,000
Awarded	78,000
Vested	(78,000)
Forfeited	—
Non-vested restricted stock at December 31, 2013 (unaudited)	46,000

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Shares	Exercise Price Per Share	Expiration
3,991,205	$1.45	September 2014

Employee Stock Option [Member]
Note 8 - Stockholders' Equity (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Outstanding Options
	Shares Available for Grant	Number of Shares	Weighted- Average Exercise Price Per Share
Balance at June 30, 2011	837,304	3,381,738	$2.59
Shares reserved	750,000	—	—
Restricted stock awards granted	(86,000)	—	—
Options granted	(899,400)	899,400	2.13
Options exercised	—	(163,438)	2.01
Options forfeited	263,529	(263,529)	2.86
Balance at June 30, 2012	865,433	3,854,171	$2.53
Shares reserved	750,000	—	—
Restricted stock awards granted	(48,000)	—	—
Options granted	(671,150)	671,150	1.53
Options exercised	—	(10,518)	1.31
Options forfeited	578,908	(578,908)	2.22
Balance at June 30, 2013	1,475,191	3,935,895	$2.43
Shares reserved	1,000,000	—	—
Restricted stock awards granted	(78,000)	—	—
Options granted	(1,753,500)	1,753,500	1.02
Options forfeited	33,406	(33,406)	2.49
Balance at December 31, 2013 (unaudited)	677,097	5,655,989	$2.06